18. Fair Value, Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repossessions/OREO, net	$ 7,834	$ 16,639
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	12,667	12,183
Repossessions/OREO, net	7,836	16,661
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	12,183
Repossessions/OREO, net	1,218	16,661
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	12,667	0
Repossessions/OREO, net	$ 6,618	$ 0